Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Summary of Accompanying Consolidated Balance Sheets of Vessels, Net
The amounts shown in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	Vessel cost	Accumulated depreciation	Net book value
Balance, December 31, 2023	79,824,125	(4,662,694)	75,161,431

Acquisition	15,166,025	—	15,166,025

Depreciation for the period	—	(2,926,709)	(2,926,709)

Balance, June 30, 2024	94,990,150	(7,589,403)	87,400,747